Equity Financings	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity Financings

Note 7 – Equity Financings

Equity Line Common Stock Purchase Agreement

On November 25, 2024, the Company entered into a new equity line Common Stock Purchase Agreement and a related registration rights agreement with White Lion. Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $10,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. On July 30, 2025, the Company amended the equity line Common Stock Purchase Agreement from $10,000,000 to $50,000,000 and extended the commitment to December 31, 2027.

During the year ended December 31, 2025, the Company issued 129,221 shares of Common stock under the Equity Line Common Stock Purchase Agreement for total proceeds of $3.7 million.

At-the-Market Sales Agreement

The Company has entered into an At-the-Market Issuance Sales Agreement (the “Sales Agreement”) with Ascendiant Capital Markets, LLC, as sales agent (the “Agent”). Under the Sales Agreement, the Company may sell shares of its common stock having an aggregate offering price of up to $10,000,000 from time to time, through an “at the market offering” (the “ATM Offering”). The aggregate market value of shares that the Company can sell under the Sales Agreement will be subject to the limitations of General Instruction I.B.6 of Form S-3, to the extent required under such instruction.

During the three months ended March 31, 2026, the Company sold 98,043 shares under the Sales Agreement for proceeds of $0.9 million and currently has $0.0 million of unsold availability under the ATM facility.

During the year ended December 31, 2025, the Company issued 130,879 shares under the Sales Agreement for aggregate proceeds of approximately $2.8 million.

$2.3 Million Convertible Series B Preferred Stock and Warrants Financing

On April 23, 2024, the Company entered into a securities purchase agreement with accredited investors for a convertible preferred stock and warrants financing. The Company received $2,314,000 of gross proceeds in connection with the closing of this financing.

At the closing, the Company issued 2,314 shares of Series B convertible preferred stock (“Series B Preferred Stock”) at a purchase price of $1,000 per share of Series B Preferred Stock. The Series B Preferred Stock is convertible into Common Stock at an initial conversion price (“Conversion Price”) of $242.32 per share of Common Stock. The Company also issued warrants (“Warrants”) exercisable for 9,552 shares of Common Stock with a five-year term and an initial exercise price of $242.32 per share, which has been subsequently adjusted to $2.36. The proceeds of this financing, together with other available cash resources, were used to repay outstanding debt and for general corporate purposes.

Holders of the Series B Preferred Stock will be entitled to dividends in the amount of 10% per annum, payable quarterly. The Company has the option to pay dividends on the Series B Preferred Stock in additional shares of Common Stock. The Company also has the option to cumulate or “capitalize” the dividends, in which case the accrued dividend amount shall be added to the stated value of each share of Series B Preferred Stock. As of March 31, 2026, the Company has elected to capitalize all dividends declared.

On February 19, 2025, 140 shares of Series B Preferred stock and capitalized dividends were converted to 4,326 shares of Common Stock.

In April 2025, 447 shares of Series B Preferred stock and capitalized dividends were converted to 11,069 shares of Common stock.

On June 26, 2025, 192 shares of Series B Preferred stock and capitalized dividends were converted to 4,484 shares of Common Stock.

On August 5, 2025, the Company entered into a series of exchange agreements (the “Exchange Agreements”) with certain accredited investors to exchange 569 outstanding shares of the Company’s Series B preferred stock (including accrued dividends thereon) for 17,237 shares of common stock at an exchange price of $20.41 per common share. The issuance of the exchange common shares is intended to be exempt from registration pursuant to the exemptions under Section 3(a)(9) of the Securities Act of 1933, as amended (the “Securities Act”).

As of March 31, 2026, no shares of Series B Preferred stock remain outstanding.

$750,000 Series C Preferred Stock and Warrants Financing

On June 30, 2025, the Company entered into a Securities Purchase Agreement with accredited investors for a convertible preferred stock and warrants financing. The Company received $750,000 of gross proceeds in connection with the closing of this financing.

At the closing, the Company issued 750 shares of Series C convertible preferred stock (“Series C Preferred Stock”) at a purchase price of $1,000 per share of Series C Preferred Stock. The Series C Preferred Stock is convertible into Common Stock at an initial conversion price (“Series C Conversion Price”) of $36.73 per share of Common Stock. The Company also issued warrants exercisable for 40,841 shares of Common Stock with a five year term and an initial exercise price of $36.73 per share, which has been subsequently adjusted to $2.36.

Subsequent to March 31, 2026, on April 23, 2026, the Company entered into an exchange agreement (the “Exchange Agreement”) with the accredited investors to exchange 750 outstanding shares of the Company’s Series C preferred stock (including accrued dividends thereon) for 216,525 shares of common stock at an exchange price of $3.91 per common share. No shares of Series C preferred stock remain outstanding.

As of April 24, 2026, no shares of Series C Preferred stock remain outstanding.

The proceeds of this financing, together with other available cash resources, will be used for general corporate purposes.

Warrants

The following table presents the activity for warrants outstanding:

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2025	54,699	$9.10
Granted	–	–
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – March 31, 2026	54,699	$9.10

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2024	18,566	$980.29
Granted	–	–
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – March 31, 2025	18,566	$980.29

During the three months ended March 31, 2026 and year ended December 31, 2025, in connection with the Series C Preferred Stock Issuance, the Company issued 0 and 40,841, respectively warrants to purchase shares of common stock at the exercise price of $36.73. The per share exercise price has been adjusted to $2.36.